DEPOSITS - Narrative (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) aircraft	Mar. 31, 2023 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	May 05, 2023 USD ($) aircraft	Oct. 05, 2022 aircraft
Gulfstream G-280
Deposit Assets [Line Items]
Purchase obligation, number of aircrafts | aircraft	4		4	4		4
Purchase obligation	$ 34,000		$ 40,000	$ 79,000
Prepayments made in the period	6,000	$ 4,500	27,000	12,000
Prepayments funded through the SAC Leasing G280 credit facility	6,000	3,000	24,000	4,500
Purchase obligation prepayments paid by the Company	0	$ 1,500	3,000	7,500
Deposits assets	45,000		39,000	12,000
HondaJet HA-420
Deposit Assets [Line Items]
Purchase obligation, number of aircrafts | aircraft					23
Purchase obligation					$ 161,100
Deposits assets	$ 1,500		$ 1,300	$ 800
Number of assets received | aircraft		1	3
HondaJet HA-420 Received
Deposit Assets [Line Items]
Purchase obligation		$ 5,500	$ 17,900